UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                      Form 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment  [ ]; Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Old Mutual Capital, Inc.
Address:    4643 S. Ulster Street, 7th Floor
            Denver CO 80237

Form 13F File Number: 028-11581

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kathryn A. Burns
Title:      Chief Compliance Officer
Phone:      720.200.7718


Signature, Place, and Date of Signing:

/s/ Kathryn A. Burns		   Denver, Colorado   August 1, 2011

The institutional investment manager filing this report also files this report with respect to its parent holding company Old Mutual (US) Holdings Inc. (Form 13F File No. 028-11931).

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
--------------------    ----------------------------------------
028-05990               Acadian Asset Management LLC
028-04895               Analytic Investors, LLC
028-12481               Ashfield Capital Partners, LLC
028-01006               Barrow Hanley Mewhinney & Strauss, LLC
028-11628               Copper Rock Capital Partners LLC
028-11912               Dwight Asset Management Company LLC
028-04321               Heitman Real Estate Securities LLC
028-04041               Thompson Siegel & Walmsley LLC

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
Form 13F Information Table Entry Total:     29
Form 13F Information Table Value Total:     $581,934

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report Is filed, other than the manager filing this report.

No.   Form 13F File Number    Name
1     028-11931               Old Mutual (US) Holdings, Inc.

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
  APPLE COMPUTER INC             COM              037833100    23491    69981 SH       DEFINED 01            69981        0        0
  ABBOTT LABORATORIES            COM              002824100    34913   663500 SH       DEFINED 01           663500        0        0
  ARCHER-DANIELS-MIDLAND CO      COM              039483102    16281   540000 SH       DEFINED 01           540000        0        0
  ALLSTATE CORP                  COM              020002101     8629   282644 SH       DEFINED 01           282644        0        0
  BLACKROCK INC                  COM              09247X101    15920    83000 SH       DEFINED 01            83000        0        0
  BERKSHIRE HATHAWAY - CL B      CL B             084670702    10088   130350 SH       DEFINED 01           130350        0        0
  CELGENE CORP                   COM              151020104    28169   467000 SH       DEFINED 01           467000        0        0
  CME GROUP INC                  CL A             12572Q105    18662    64000 SH       DEFINED 01            64000        0        0
  COVIDIEN PLC                   ORD SHS          G2554F113    11178   210000 SH       DEFINED 01           210000        0        0
  CISCO SYSTEMS INC              COM              17275R102    10443   669013 SH       DEFINED 01           669013        0        0
  CVS CORP                       COM              126650100    24145   642500 SH       DEFINED 01           642500        0        0
  DOW CHEMICAL                   COM              260543103    11880   330000 SH       DEFINED 01           330000        0        0
  GENL ELECTRIC                  COM              369604103    35487  1881620 SH       DEFINED 01          1881620        0        0
  GOOGLE INCORPORATED            COM              38259P508    29471    58200 SH       DEFINED 01            58200        0        0
  HARTFORD FINL S                COM              416515104    15426   585000 SH       DEFINED 01           585000        0        0
  INVESCO LTD                    COM              G491BT108    12753   545000 SH       DEFINED 01           545000        0        0
  JPMORGAN CHASE & CO.           COM              46625H100    21997   537301 SH       DEFINED 01           537301        0        0
  METLIFE INC                    COM              59156R108    45534  1037930 SH       DEFINED 01          1037930        0        0
  MERCK & CO                     COM              58933Y105    23115   655000 SH       DEFINED 01           655000        0        0
  MICROSOFT CORP                 COM              594918104    39056  1502135 SH       DEFINED 01          1502135        0        0
  NRG ENERGY INC                 COM              629377508    14436   587326 SH       DEFINED 01           587326        0        0
  PRUDENTIAL FINANCIAL           COM              744320102    19363   304504 SH       DEFINED 01           304504        0        0
  QUALCOMM                       COM              747525103     9007   158600 SH       DEFINED 01           158600        0        0
  ROYAL DUTCH SHELL              ADS              780259206    36945   519400 SH       DEFINED 01           519400        0        0
  SUNCOR ENERGY INC              COM              867224107    11730   300000 SH       DEFINED 01           300000        0        0
  TEVA PHARMA ADR                ADS              881624209    24592   510000 SH       DEFINED 01           510000        0        0
  UNITEDHEALTH GROUP INC         COM              91324P102    10959   212457 SH       DEFINED 01           212457        0        0
  VISA                           COM              92826C839    12639   150000 SH       DEFINED 01           150000        0        0
  WEATHERFORD  INT LTD           COM              H27013103     5625   300000 SH       DEFINED 01           300000        0        0

S REPORT SUMMARY             29     DATA RECORDS          581934                1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED